Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Significant Accounting Policies	4. Accounting Policies

There have been no changes in accounting policies from those stated in our 2021 Annual Report. We do not expect any newly effective accounting standards to have a material impact on our financial position, results of operations or cash flows when they become effective.	1. SIGNIFICANT ACCOUNTING POLICIES

ParkerVision, Inc. and its wholly-owned German subsidiary, ParkerVision GmbH (collectively “ParkerVision”, “we” or the “Company”) is in the business of innovating fundamental wireless hardware technologies and products. We have determined that our business currently operates under a single operating and reportable segment.

We have designed and developed proprietary radio frequency (“RF”) technologies and integrated circuits based on those technologies, and we license our technologies to others for use in wireless communication products. We have expended significant financial and other resources to research and develop our RF technologies and to obtain patent protection for those technologies in the United States of America (“U.S.”) and certain foreign jurisdictions. We believe certain patents protecting our proprietary technologies have been broadly infringed by others, and therefore the primary focus of our business plan is the enforcement of our intellectual property rights through patent infringement litigation and licensing efforts. We currently have patent enforcement actions ongoing in various U.S. district courts against providers of mobile handsets, smart televisions and other WiFi products and, in certain cases, their chip suppliers for the infringement of a number of our RF patents. We have made significant investments in developing and protecting our technologies, the returns on which are dependent upon the generation of future revenues for realization.

Basis of Presentation

Our consolidated financial statements are prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”). The consolidated financial statements include the accounts of ParkerVision, Inc. and our wholly-owned German subsidiary, ParkerVision GmbH, after elimination of all intercompany transactions and accounts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The more significant estimates made by us include projected future cash flows and risk-adjusted discount rates for estimating the fair value of our contingent payment obligations, the volatility and estimated lives of share-based awards used in the estimate of the fair market value of share-based compensation, the assessment of recoverability of long-lived assets, the amortization periods for intangible and long-lived assets, and the valuation allowance for deferred taxes. Actual results could differ from the estimates made. We periodically evaluate estimates used in the preparation of the financial statements for continued reasonableness. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation.

Cash and Cash Equivalents

We consider cash and cash equivalents to include cash on hand, interest-bearing deposits, overnight repurchase agreements and investments with original maturities of three months or less when purchased.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the following estimated useful lives:

Manufacturing and office equipment	5-7 years
Leasehold improvements	Shorter of useful life or remaining life of lease
Furniture and fixtures	7 years
Computer equipment and software	3-5 years

The cost and accumulated depreciation of assets sold or retired are removed from their respective accounts, and any resulting net gain or loss is recognized in the accompanying consolidated statements of comprehensive loss. The carrying value of long-lived assets is reviewed on a regular basis for the existence of facts, both internally and externally, that may suggest impairment. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the assets exceeds its estimated undiscounted future net cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the assets.

Intangible Assets

We capitalize outside legal costs and agency filing fees incurred in connection with securing the rights to our intellectual property. Patents, copyrights and other intangible assets are amortized using the straight-line method over their estimated period of benefit. We estimate the economic lives of our patents and copyrights to be fifteen to twenty years. Management evaluates the recoverability of intangible assets periodically and takes into account events or circumstances that may warrant revised estimates of useful lives or that may indicate impairment exists. As part of our ongoing patent maintenance program, we will, from time to time, abandon a particular patent if we determine fees to maintain the patent exceed its expected recoverability. The cost and accumulated amortization of abandoned intangible assets are removed from their respective accounts, and any resulting net loss is recognized in selling, general and administrative expenses in the accompanying consolidated statements of comprehensive loss.

Contingent Payment Obligations

We have accounted for our secured and unsecured contingent payment obligations as long-term debt in accordance with Accounting Standards Codification (“ASC”) 470-10-25, “Sales of Future Revenues or Various other Measures of Income.” Our payment obligations are contingent upon the receipt of proceeds from patent enforcement and/or patent monetization actions. We have elected to measure our contingent payment obligations at their estimated fair values in accordance with ASC 825, “Financial Instruments” based on the variable and contingent nature of the repayment provisions. We have determined that the fair value of our secured and unsecured contingent payment obligations falls within Level 3 in the fair value hierarchy, which involves significant estimates, and assumptions including projected future patent-related proceeds and the risk-adjusted rate for discounting future cash flows (see Note 10). Actual results could differ from the estimates made. Changes in fair value, including the component related to imputed interest, are included in the accompanying consolidated statements of comprehensive loss under the heading “Change in fair value of contingent payment obligations.”

Leases

We have accounted for our finance and operating leases in accordance with ASC 842, “Leases” which requires the recognition of lease right-of-use (“ROU”) assets and lease liabilities on our consolidated balance sheets for finance and operating leases with initial lease terms of more than 12 months. At inception of a lease, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our lease arrangements contain lease components (e.g. minimum rent payments) and non-lease components (e.g. services). For certain equipment leases, we account for lease and non-lease components separately based on a relative fair market value basis. For all other leases, we account for the lease and non-lease components (e.g. common area maintenance) on a combined basis.

For operating leases with terms greater than 12 months, we record the ROU asset and lease obligation at the present value of lease payments over the term using the implicit interest rate, when readily available, or our incremental borrowing rate for collateralized debt based on information available at the lease commencement date. Certain of our leases include rental escalation clauses, renewal options and/or termination options that are factored into our determination of lease payments when it is reasonably certain that the option will be exercised. We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less.

Finance leases are included in property and equipment and other accrued expenses on the consolidated balance sheets. Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the consolidated statements of comprehensive loss.

Refer to Note 8 for additional disclosures related to our leases.

Convertible Debt

We have issued debt that is convertible, at the holder’s option, into shares of our common stock at fixed conversion prices. Certain of the convertible notes were issued with conversion prices that were below market value of our common stock on the closing date resulting in a beneficial conversion feature which we recorded to equity with a corresponding discount to the debt that was amortized over the life of the notes as interest expense.

Effective January 1, 2021, we adopted Accounting Standards Update (“ASU”) 2020-06 "Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity."  This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP.  Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features.  The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception.  The ASU also simplifies the diluted earnings per share calculation in certain areas.  For smaller reporting companies, the ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020.  The ASU provides for a modified retrospective method of adoption whereby the guidance is applied to transactions outstanding at the beginning of the fiscal year of adoption with the cumulative effect of the change being recorded as an adjustment to beginning retained earnings.

Adoption of ASU 2020-06 resulted in an increase to our long-term debt of approximately $0.8 million, a decrease in additional paid-in-capital of approximately $1.1 million, and an adjustment to our beginning accumulated deficit of $0.3 million resulting from the elimination of the previously recognized beneficial conversion feature as a debt discount.

Revenue Recognition

We account for revenue under ASC 606, “Revenue from Contracts with Customers” which implements a common revenue standard that clarifies the principles for recognizing revenue. This revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. These steps include (1) identifying the contract with the customer, (2) identifying the performance obligations, (3) determining the transaction price, (4) allocating the transaction price to the performance obligations, and (5) recognizing revenue as the entity satisfies the performance obligation(s).

Our revenue is derived from patent licensing and settlement agreements. We have an active monitoring and enforcement program with respect to our intellectual property rights that includes seeking appropriate compensation from third parties that utilize or have utilized our intellectual property without a license. As a result, we may receive payments as part of a settlement or in the form of court-awarded damages for a patent infringement dispute. The timing and amount of revenue recognized from each licensee depend upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are often complex and may include multiple performance obligations. These agreements can include performance obligations related to the settlement of past patent infringement liabilities, royalties on future covered products sold by licensees, access to a portfolio of technology as it exists at a point in time, and/or promises to provide technology updates to the portfolio during the term of the license.

Refer to Note 3 for additional disclosures related to our revenue.

Cost of Sales

Cost of sales includes amortization of intangible assets directly linked with revenue generating licensing activities. Amortization expense for intangible assets that are not directly related to revenue generating licensing activities are included in selling, general, and administrative expenses in our consolidated statements of comprehensive loss.

Accounting for Share-Based Compensation

We have various share-based compensation programs which provide for equity awards including stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”). We calculate the fair value of share-based equity awards on the date of grant and recognize the calculated fair value as compensation expense over the requisite service periods of the related awards. We estimate the fair value of stock option awards using the Black-Scholes option valuation model. This valuation model requires the use of highly subjective assumptions and estimates including how long employees will retain their stock options before exercising them and the volatility of our common stock price over the expected life of the equity award. Such estimates, and the basis for our conclusions regarding such estimates, are outlined in detail in Note 14. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards. We account for forfeitures of share-based awards as they occur.

Income Taxes

The provision for income taxes is based on loss before taxes as reported in the accompanying consolidated statements of comprehensive loss. Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets when, based on available objective evidence, it is more likely than not that the benefit of such assets will not be realized. Our deferred tax assets exclude unrecognized tax benefits which do not meet a more-likely-than-not threshold for financial statement recognition for tax positions taken or expected to be taken in a tax return.

Loss per Common Share

Basic loss per common share is determined based on the weighted-average number of common shares outstanding during each year. Diluted loss per common share is the same as basic loss per common share as all potential common shares are excluded from the calculation, as their effect is anti-dilutive.

The number of shares underlying outstanding options, warrants, unvested RSUs, and convertible notes at December 31, 2021 and 2020 were as follows (in thousands):

	2021	2020
Options outstanding	23,215	12,240
Warrants outstanding	10,346	12,850
Unvested RSUs	-	187
Shares underlying convertible notes	20,157	23,557
	53,718	48,834

These potential shares were excluded from the computation of diluted loss per share as their effect would have been anti-dilutive.